Deferred income (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Accruals and deferred income [abstract]
Deferred maintenance and license	€ 22,606	€ 18,723	[1]	€ 16,799
Deferred (project) fees	4,838	3,765	[1]	4,134
Deferred government grants	338	71	[1]	419
Other	0	0	[1]	58
Total	27,782	22,559	[1]	21,410
of which
Deferred income classified as current	23,195	18,791	[2]	17,822
Deferred income, non-current liabilities	€ 4,587	€ 3,768	[2]	€ 3,588

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.
[2]	* The year 2017 have been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.